Sources of finance (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Equity and Debt Financing
The following table summarises the equity and debt financing of the Group, and changes during the year:

	Shares		Debt
Analysis of changes in financing	2020 £m	2019 £m	2020 £m	2019 £m
Beginning of year	703.1	703.0	4,272.9	6,217.9
Ordinary shares issued	–	0.6	–	–
Share cancellations	(3.2)	(0.5)	–	–
Net increase/(decrease) in drawings on bank loans and corporate bonds	–	–	632.8	(1,713.2)
Amortisation of financing costs included in debt	–	–	7.5	10.3
Changes in fair value due to hedging arrangements	–	–	(1.4)	14.3
Other movements	–	–	(7.1)	1.5
Exchange adjustments	–	–	128.0	(257.9)
End of year	699.9	703.1	5,032.7	4,272.9

Note
The table above excludes bank overdrafts which fall within cash and cash equivalents for the purposes of the consolidated cash flow statement.

Analysis of Future Anticipated Cash Flows in Relation to Group's Financial Derivatives and Debt
The following table is an analysis of future anticipated cash flows in relation to the Group’s debt, on an undiscounted basis which, therefore, differs from the fair value and carrying value:

	2020 £m	2019 1 £m
Within one year	(182.2)	(324.8)
Between one and two years	(725.6)	(204.0)
Between two and three years	(795.7)	(692.1)
Between three and four years	(649.1)	(726.3)
Between four and five years	(528.2)	(634.2)
Over five years	(3,387.1)	(2,761.9)
Debt financing (including interest) under the Revolving Credit Facility and in relation to unsecured loan notes	(6,267.9)	(5,343.3)
Short-term overdrafts – within one year	(8,562.0)	(8,572.4)
Future anticipated cash flows	(14,829.9)	(13,915.7)
Effect of discounting/financing rates	1,235.2	1,070.4
Debt financing	(13,594.7)	(12,845.3)

Note
1	Figures have been restated as described in the accounting policies.

The following table is an analysis of future undiscounted anticipated cash flows in relation to the Group’s financial derivatives, which include interest rate swaps, forward contracts and other foreign exchange swaps assuming interest rates and foreign exchange rates as at
31
 December:

	Financial liabilities		Financial assets
2020	Payable £m	Receivable £m	Payable £m	Receivable £m
Within one year	201.7	195.4	102.3	98.2
Between one and two years	11.6	6.2	17.8	13.6
Between two and three years	41.9	35.7	449.2	461.2
Between three and four years	11.6	6.3	–	–
Between four and five years	449.8	466.3	–	–
Over five years	–	–	–	–
	716.6	709.9	569.3	573.0

	Financial liabilities		Financial assets
2019	Payable £m	Receivable £m	Payable £m	Receivable £m
Within one year	113.6	107.8	44.0	45.0
Between one and two years	17.5	10.9	–	–
Between two and three years	11.8	6.2	–	–
Between three and four years	11.6	6.1	–	–
Between four and five years	11.6	6.1	–	–
Over five years	449.8	456.3	–	–
	615.9	593.4	44.0	45.0

Analysis of Fixed and Floating Rate Debt by Currency
Analysis of fixed and floating rate debt by currency including the effect of interest rate and cross-currency swaps:

2020 Currency		£m	Fixed rate 1	Floating basis	Period (months) 1
$	– fixed	1,585.1	4.06	n/a	70
£	– fixed	1,094.1	3.21	n/a	167
€	– fixed	2,104.6	2.2	n/a	79
	– floating	223.9	n/a	EURIBOR	15
Other		25.0	n/a	n/a	n/a
		5,032.7

2019 Currency		£m	Fixed rate 1	Floating basis	Period (months) 1
$	– fixed	1,178.2	4.06	n/a	95
£	– fixed	844.1	2.73	n/a	188
€	– fixed	1,777.7	2.34	n/a	82
	– floating	423.3	n/a	EURIBOR	16
Other		49.6	n/a	n/a	n/a
		4,272.9
Note
1	Weighted average. These rates do not include the effect of gains on interest rate swap terminations that are written to income over the life of the original instrument.